UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: Funds Investor Services 1-800-822-5544
or
 Institutional Shareholder Services 1-888-425-6432
Date of fiscal year end: December 31
Date of reporting period: June 30, 2009

ITEM 1. REPORT TO STOCKHOLDERS.
The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / JUNE 30, 2009

Legg Mason Partners
Variable Capital and
Income Portfolio

Managed by CLEARBRIDGE ADVISORS
                     WESTERN ASSET

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Portfolio objective

The Portfolio seeks total return (that is, a combination of income and long-term capital appreciation).

Portfolio name change

On November 1, 2009, the Portfolio’s name will change to Legg Mason ClearBridge Variable Equity Income Builder Portfolio.

What’s inside

Letter from the chairman	I

Portfolio at a glance	1

Portfolio expenses	2

Schedule of investments	4

Statement of assets and liabilities	27

Statement of operations	28

Statements of changes in net assets	29

Financial highlights	30

Notes to financial statements	33

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager. ClearBridge Advisors, LLC (“ClearBridge”), Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Portfolio’s subadvisers. LMPFA, ClearBridge, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

Dear Shareholder,

The U.S. economy remained weak during the six-month reporting period ended June 30, 2009. Looking back, the U.S. Department of Commerce reported that third and fourth quarter 2008 U.S. gross domestic product (“GDP”)i contracted 2.7% and 5.4%, respectively. Economic contraction has continued in 2009 as GDP fell 6.4% during the first quarter and the advance estimate for the second quarter is a 1.0% decline. The economy’s more modest contraction in the second quarter was due, in part, to smaller declines in exports and business spending.

The U.S. recession, which began in December 2007, now has the dubious distinction of being the lengthiest since the Great Depression. Contributing to the economy’s troubles has been extreme weakness in the labor market. Since December 2007, approximately six and a half million jobs have been shed and we have experienced eighteen consecutive months of job losses. In addition, the unemployment rate continued to move steadily higher, rising from 9.4% in May to 9.5% in June 2009, to reach its highest rate since August 1983.

Another strain on the economy, the housing market, may finally be getting closer to reaching a bottom. After plunging late in 2008, new single-family home starts have been fairly stable in recent months and, while home prices have continued to fall, the pace of the decline has moderated somewhat. Other recent economic news also seemed to be “less negative.” Inflation remained low, manufacturing contracted at a slower pace and inventory levels were drawn down.

Ongoing issues related to the housing and subprime mortgage markets and seizing credit markets prompted the Federal Reserve Board (“Fed”)ii to take aggressive and, in some cases, unprecedented actions. After reducing the federal funds rateiii from 5.25% in August 2007 to a range of 0 to 1/4 percent in December 2008—a historic low—the Fed has maintained this stance thus far in 2009. In conjunction with its June meeting, the Fed stated that it “will maintain the target range for the federal funds rate at 0 to 1/4 percent and continues to anticipate that economic conditions are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

Legg Mason Partners Variable Capital and Income Portfolio   I

Letter from the chairman continued

In addition to maintaining extremely low short-term interest rates, the Fed took several actions to improve liquidity in the credit markets. Back in September 2008, it announced an $85 billion rescue plan for ailing AIG and pumped $70 billion into the financial system as Lehman Brothers’ bankruptcy and mounting troubles at other financial firms roiled the markets. More recently, the Fed has taken additional measures to thaw the frozen credit markets, including the purchase of debt issued by Fannie Mae and Freddie Mac, as well as introducing the Term Asset-Backed Securities Loan Facility (“TALF”). In March 2009, the Fed continued to pursue aggressive measures as it announced its intentions to:

•	Purchase up to an additional $750 billion of agency mortgage-backed securities, bringing its total purchases of these securities to up to $1.25 trillion in 2009.

•	Increase its purchases of agency debt this year by up to $100 billion to a total of up to $200 billion.

•	Buy up to $300 billion of longer-term Treasury securities over the next six months.

The U.S. Department of the Treasury has also taken an active role in attempting to stabilize the financial system, as it orchestrated the government’s takeover of mortgage giants Fannie Mae and Freddie Mac in September 2008. In October, the Treasury’s $700 billion Troubled Asset Relief Program (“TARP”) was approved by Congress and signed into law by former President Bush. Then, in March 2009, Treasury Secretary Geithner introduced the Public-Private Partnership Investment Program (“PPIP”), which is intended to facilitate the purchase of troubled mortgage assets from bank balance sheets. President Obama has also made reviving the economy a priority in his administration, the cornerstone thus far being the $787 billion stimulus package that was signed into law in February 2009.

Despite an extremely poor start, the U.S. stock market, as measured by the S&P 500 Indexiv (the “Index”), generated a positive return for the six months ended June 30, 2009. Continued fallout from the financial crisis and a rapidly weakening economy caused the market to fall sharply in January and February 2009, with the Index returning -8.43% and -10.65%, respectively. Stock prices continued to plunge in early March, reaching a twelve-year low on March 9th. Stocks then rallied sharply, rising approximately 36% from their March low through the end of June 2009. This rebound was due to a variety of factors, including optimism that the economy was bottoming and that corporate profits would improve as the year progressed. All told, the Index gained 3.16% over the six-month reporting period.

Both short- and long-term Treasury yields fluctuated during the reporting period. This was often prompted by changing perceptions regarding the economy, future Fed policy decisions and the government’s initiatives to

II   Legg Mason Partners Variable Capital and Income Portfolio

stabilize the financial system. When the period began, Treasury yields were extremely low, given numerous “flights to quality” in 2008 that were triggered by the financial crisis. After starting the period at 0.76% and 2.25%, respectively, two- and ten-year Treasury yields drifted even lower (and their prices higher) in mid-January 2009. Yields then generally moved higher (and their prices lower) until early June. Two- and ten-year yields peaked at 1.42% and 3.98%, respectively, before falling and ending the reporting period at 1.11% and 3.53%. Over the six months ended June 30, 2009, longer-term yields moved higher than their shorter-term counterparts due to fears of future inflation given the government’s massive stimulus program. In a reversal from 2008, investor risk aversion faded as the six-month reporting period progressed, driving spread sector (non-Treasury) prices higher. For the six-month period ended June 30, 2009, the Barclays Capital U.S. Aggregate Indexv returned 1.90%.

Performance review
For the six months ended June 30, 2009, Class I shares of Legg Mason Partners Variable Capital and Income Portfolio1 returned 7.94%. The Portfolio’s unmanaged benchmarks, the S&P 500 Index and the Barclays Capital U.S. Aggregate Index, returned 3.16% and 1.90%, respectively, for the same period. The Lipper Variable Mixed-Asset Target Allocation Growth Funds Category Average2 returned 5.93% over the same time frame.

[1]	The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[2]	Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 229 funds in the Portfolio’s Lipper Category.

Legg Mason Partners Variable Capital and Income Portfolio   III

Letter from the chairman continued

PERFORMANCE SNAPSHOT as of June 30, 2009 (unaudited)

6 MONTHS
(not annualized)
Variable Capital and Income Portfolio[1] — Class I Shares	7.94%

S&P 500 Index	3.16%

Barclays Capital U.S. Aggregate Index	1.90%

Lipper Variable Mixed-Asset Target Allocation Growth Funds Category Average[2]	5.93%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Class II shares returned 7.88% over the six months ended June 30, 2009. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

TOTAL ANNUAL OPERATING EXPENSES (unaudited)
As of the Portfolio’s most current prospectus dated April 30, 2009, the gross total operating expense ratios for Class I and Class II shares were 0.91% and 1.15%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

A special note regarding increased market volatility
Dramatically higher volatility in the financial markets has been very challenging for many investors. Market movements have been rapid—sometimes in reaction to economic news, and sometimes creating the news. In the midst of this evolving market environment, we at Legg Mason want to do everything we can to help you reach your financial goals. Now, as always, we remain committed to providing you with excellent service and a full spectrum of investment choices. Rest assured, we will continue to work hard to ensure that our investment managers make every effort to deliver strong long-term results.

We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our enhanced website, www.leggmason.com/individualinvestors. Here you can gain immediate access to many special features to help guide you through difficult times, including:

•	Market insights and commentaries from our portfolio managers and

•	A host of educational resources.

1 The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.
2 Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 229 funds in the Portfolio’s Lipper Category.

IV   Legg Mason Partners Variable Capital and Income Portfolio

During periods of market unrest, it is especially important to work closely with your financial advisor and remember that reaching one’s investment goals unfolds over time and through multiple market cycles. Time and again, history has shown that, over the long run, the markets have eventually recovered and grown.

Special shareholder notices
Effective August 6, 2009, Harry D. Cohen, Peter Vanderlee, CFA and Michael Clarfeld, CFA, portfolio managers from ClearBridge Advisors, LLC, are the Portfolio’s lead portfolio managers, responsible for the allocation of the Portfolio’s assets between equity and fixed-income investments and for the day-to-day management of the Portfolio’s equity investments.

Additionally, upon the recommendation of Legg Mason, Inc., the Board of Trustees of Legg Mason Partners Variable Equity Trust has approved changes to the Portfolio’s investment objective, investment policies and strategies. The Portfolio’s investment objective, policies and strategies, along with its name and performance benchmark will change on November 1, 2009.

The portfolio management team from Western Asset Management Company and Western Asset Management Company Limited, the Portfolio’s other subadvisers, will continue to be responsible for the Portfolio’s fixed-income investments until November 1, 2009. The Portfolio’s subadvisory agreements with these subadvisers will be terminated as of that date.

For more information regarding these changes, please see the Portfolio’s prospectus supplement dated August 6, 2009.

Information about your portfolio
Important information with regard to certain regulatory developments that may affect the Portfolio is contained in the Notes to Financial Statements included in this report.

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

August 6, 2009

Legg Mason Partners Variable Capital and Income Portfolio   V

Letter from the chairman continued

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Stock and bond prices are subject to fluctuation. As interest rates rise, bond prices fall, reducing the value of the Portfolio’s share price. High-yield bonds are rated below investment grade and involve greater credit and liquidity risk than higher-rated securities. Foreign securities are subject to certain risks not associated with domestic investing, including currency fluctuations and changes in political and economic conditions. The Portfolio may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Portfolio performance. Please see the Portfolio’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii	The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

[v]	The Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

VI   Legg Mason Partners Variable Capital and Income Portfolio

Portfolio at a glance (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments

Legg Mason Partners Variable Capital and Income Portfolio 2009 Semi-Annual Report   1

Portfolio expenses (unaudited)

Example
As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees distribution and/or Service (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2009 and held for the six months ended June 30, 2009.

Actual expenses
The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]

		BEGINNING	ENDING	ANNUALIZED	EXPENSES
	ACTUAL TOTAL	ACCOUNT	ACCOUNT	EXPENSE	PAID DURING
	RETURN[2]	VALUE	VALUE	RATIO	THE PERIOD[3]
Class I	7.94%	$1,000.00	$1,079.40	0.93%	$4.79

Class II	7.88	1,000.00	1,078.80	1.06	5.46

[1]	For the six months ended June 30, 2009.

[2]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total return. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2   Legg Mason Partners Variable Capital and Income Portfolio 2009 Semi-Annual Report

Hypothetical example for comparison purposes
The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]

	HYPOTHETICAL	BEGINNING	ENDING	ANNUALIZED	EXPENSES
	ANNUALIZED	ACCOUNT	ACCOUNT	EXPENSE	PAID DURING
	TOTAL RETURN	VALUE	VALUE	RATIO	THE PERIOD[2]
Class I	5.00%	$1,000.00	$1,020.18	0.93%	$4.66

Class II	5.00	1,000.00	1,019.54	1.06	5.31

[1]	For the six months ended June 30, 2009.

[2]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Variable Capital and Income Portfolio 2009 Semi-Annual Report   3

Schedule of investments (unaudited)
June 30, 2009

LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME PORTFOLIO

SHARES	SECURITY	VALUE

COMMON STOCKS — 62.3%

CONSUMER DISCRETIONARY — 4.5%

	Hotels, Restaurants & Leisure — 0.0%
229	Buffets Restaurant Holdings(a)*	$206

	Media — 4.5%
97,150	Thomson Reuters PLC(a)	2,770,910

152,720	Time Warner Inc.	3,847,017

70,330	Walt Disney Co.	1,640,799

241,421	Warner Music Group Corp.*	1,412,313

	Total Media	9,671,039

	TOTAL CONSUMER DISCRETIONARY	9,671,245

CONSUMER STAPLES — 7.6%

	Beverages — 1.5%
59,420	PepsiCo Inc.	3,265,723

	Food Products — 1.7%
146,290	Kraft Foods Inc., Class A Shares	3,706,989

	Household Products — 4.4%
32,980	Colgate-Palmolive Co.	2,333,005

63,390	Kimberly-Clark Corp.	3,323,538

76,340	Procter & Gamble Co.	3,900,974

	Total Household Products	9,557,517

	TOTAL CONSUMER STAPLES	16,530,229

ENERGY — 9.4%

	Energy Equipment & Services — 1.9%
67,220	Halliburton Co.	1,391,454

82,790	National-Oilwell Varco Inc.*	2,703,921

	Total Energy Equipment & Services	4,095,375

	Oil, Gas & Consumable Fuels — 7.5%
36,510	Devon Energy Corp.	1,989,795

472,150	El Paso Corp.	4,357,944

152,180	Spectra Energy Corp.	2,574,886

107,490	Suncor Energy Inc.	3,261,247

74,040	Total SA, ADR	4,015,189

	Total Oil, Gas & Consumable Fuels	16,199,061

	TOTAL ENERGY	20,294,436

See Notes to Financial Statements.

4   Legg Mason Partners Variable Capital and Income Portfolio 2009 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME PORTFOLIO

SHARES	SECURITY	VALUE

FINANCIALS — 10.6%

	Capital Markets — 4.0%
179,880	Charles Schwab Corp.	$3,155,095

257,580	Invesco Ltd.	4,590,076

116,896	Och-Ziff Capital Management Group	1,041,543

	Total Capital Markets	8,786,714

	Commercial Banks — 0.2%
15,400	Wells Fargo & Co.	373,604

	Insurance — 5.7%
63,500	Arch Capital Group Ltd.*	3,719,830

82,540	Chubb Corp.	3,291,695

128,150	Travelers Cos. Inc.	5,259,276

	Total Insurance	12,270,801

	Real Estate Investment Trusts (REITs) — 0.7%
103,250	Redwood Trust Inc.	1,523,970

	TOTAL FINANCIALS	22,955,089

HEALTH CARE — 6.3%

	Biotechnology — 1.3%
31,220	Celgene Corp.*	1,493,565

27,550	Gilead Sciences Inc.*	1,290,442

	Total Biotechnology	2,784,007

	Health Care Equipment & Supplies — 1.3%
11,850	Alcon Inc.	1,376,022

40,045	Medtronic Inc.	1,397,170

	Total Health Care Equipment & Supplies	2,773,192

	Health Care Technology — 0.9%
148,781	HLTH Corp.*	1,949,031

	Pharmaceuticals — 2.8%
57,900	Johnson & Johnson	3,288,720

68,300	Novartis AG, ADR	2,785,957

	Total Pharmaceuticals	6,074,677

	TOTAL HEALTH CARE	13,580,907

INDUSTRIALS — 7.8%

	Aerospace & Defense — 2.5%
62,790	L-3 Communications Holdings Inc.	4,356,370

28,620	TransDigm Group Inc.*	1,036,044

	Total Aerospace & Defense	5,392,414
	Commercial Services & Supplies — 2.6%
333,760	Covanta Holding Corp.*	5,660,570

See Notes to Financial Statements.

Legg Mason Partners Variable Capital and Income Portfolio 2009 Semi-Annual Report   5

Schedule of investments (unaudited) continued
June 30, 2009

LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME PORTFOLIO

SHARES	SECURITY	VALUE
	Industrial Conglomerates — 2.7%
86,950	McDermott International Inc.*	$1,765,954

79,760	United Technologies Corp.	4,144,330

	Total Industrial Conglomerates	5,910,284

	TOTAL INDUSTRIALS	16,963,268

INFORMATION TECHNOLOGY — 9.7%

	Communications Equipment — 2.0%
142,190	Nokia Oyj, ADR	2,073,130

1	Nortel Networks Corp.*	0

50,680	QUALCOMM Inc.	2,290,736

	Total Communications Equipment	4,363,866

	Computers & Peripherals — 2.6%
253,620	EMC Corp.*	3,322,422

96,260	Teradata Corp.*	2,255,372

	Total Computers & Peripherals	5,577,794

	Software — 5.1%
120,300	Activision Blizzard Inc.*	1,519,389

63,660	Electronic Arts Inc.*	1,382,695

163,960	Microsoft Corp.	3,897,329

198,360	Oracle Corp.	4,248,872

	Total Software	11,048,285

	TOTAL INFORMATION TECHNOLOGY	20,989,945

MATERIALS — 4.4%

	Chemicals — 1.4%
14,630	Air Products & Chemicals Inc.	944,952

28,110	Monsanto Co.	2,089,697

	Total Chemicals	3,034,649

	Metals & Mining — 3.0%
37,400	Agnico-Eagle Mines Ltd.	1,962,752

51,640	Barrick Gold Corp.	1,732,522

61,060	Commercial Metals Co.	978,792

44,300	Newmont Mining Corp.	1,810,541

	Total Metals & Mining	6,484,607

	TOTAL MATERIALS	9,519,256

TELECOMMUNICATION SERVICES — 2.0%

	Wireless Telecommunication Services — 2.0%
135,850	American Tower Corp., Class A Shares*	4,283,350

	TOTAL COMMON STOCKS (Cost — $145,643,375)	134,787,725

CONVERTIBLE PREFERRED STOCKS — 2.0%

ENERGY — 0.9%

	Oil, Gas & Consumable Fuels — 0.9%
2,420	El Paso Corp.	1,876,105

See Notes to Financial Statements.

6   Legg Mason Partners Variable Capital and Income Portfolio 2009 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME PORTFOLIO

SHARES	SECURITY	VALUE

MATERIALS — 1.1%

	Metals & Mining — 1.1%
2,146	Freeport-McMoRan Copper & Gold Inc.	$2,414,787

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost — $2,878,769)	4,290,892

PREFERRED STOCKS — 0.1%

FINANCIALS — 0.1%

	Consumer Finance — 0.1%
215	Preferred Blocker Inc., 7.000%(b)	92,477

	Thrifts & Mortgage Finance — 0.0%
8,850	Federal Home Loan Mortgage Corp. (FHLMC), 8.375%(c)(d)*	10,797

300	Federal National Mortgage Association (FNMA), 7.000%(c)(d)*	465

6,250	Federal National Mortgage Association (FNMA), 8.250%(c)(d)*	8,375

	Total Thrifts & Mortgage Finance	19,637

	TOTAL PREFERRED STOCKS (Cost — $449,547)	112,114

FACE
AMOUNT

ASSET-BACKED SECURITIES — 0.7%

FINANCIALS — 0.7%

	Automobiles — 0.2%
$500,000	ARG Funding Corp., 4.290% due 4/20/11(b)	449,677

	Home Equity — 0.4%
	ACE Securities Corp.:

105,691	0.804% due 11/25/33(d)	83,997

88,207	0.484% due 1/25/36(d)	9,245

62,500	Credit Suisse Mortgage Capital Certificates, 0.574% due 5/25/36(a)(b)(d)	36,255

200,872	Credit-Based Asset Servicing & Securitization LLC, 5.704% due 12/25/36	97,143

	GSAA Home Equity Trust:

620,000	0.554% due 12/25/36(d)	213,370

520,000	0.614% due 5/25/47(d)	181,509

45,503	GSAMP Trust, 0.424% due 5/25/36(a)(b)(d)	43,683

113,193	GSRPM Mortgage Loan Trust, 0.614% due 3/25/35(a)(b)(d)	56,613

61,340	Lehman XS Trust, 0.384% due 8/25/46(d)	49,778

75,863	RAAC Series, 0.584% due 5/25/36(b)(d)	25,739

104,336	Renaissance Home Equity Loan Trust, 2.214% due 3/25/34(d)	30,309

129,519	Structured Asset Securities Corp., 0.564% due 11/25/37(a)(d)	97,352

	Total Home Equity	924,993

See Notes to Financial Statements.

Legg Mason Partners Variable Capital and Income Portfolio 2009 Semi-Annual Report   7

Schedule of investments (unaudited) continued
June 30, 2009

LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Student Loan — 0.1%
$110,000	Nelnet Student Loan Trust, 2.572% due 4/25/24(d)	$108,608

	TOTAL ASSET-BACKED SECURITIES (Cost — $2,214,694)	1,483,278

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.2%

30,383	American Home Mortgage Investment Trust, 0.394% due 6/25/46(d)	25,284

210,000	Banc of America Commercial Mortgage Inc., 5.372% due 9/10/45(d)	173,480

115,618	Banc of America Funding Corp., 5.136% due 9/20/46(d)	58,965

133,331	Banc of America Mortgage Securities, 4.802% due 9/25/35(d)	92,551

291,148	Bear Stearns Alt-A Trust, 0.664% due 9/25/34(d)	172,499

	Countrywide Alternative Loan Trust:

130,387	0.644% due 11/20/35(d)	59,090

74,767	0.524% due 6/25/46(d)	28,672

114,285	0.524% due 7/25/46(d)	44,944

210,000	Credit Suisse Mortgage Capital Certificates, 5.609% due 2/15/39(d)	170,455

71,805	Deutsche ALT-A Securities Inc. Mortgage Loan Trust, 4.955% due 8/25/35(d)	60,247

	Downey Savings & Loan Association Mortgage Loan Trust:

84,915	0.523% due 3/19/45(d)	36,954

93,473	2.359% due 3/19/46(d)	26,172

93,473	2.359% due 3/19/47(d)	22,249

84,354	GSR Mortgage Loan Trust, 4.566% due 10/25/35(d)	59,882

	Harborview Mortgage Loan Trust:

34,877	0.713% due 11/19/34(d)	16,317

97,563	0.663% due 1/19/35(d)	42,917

113,886	0.563% due 1/19/36(d)	47,547

84,611	IMPAC Secured Assets Corp., 0.634% due 3/25/36(d)	34,852

	Indymac Index Mortgage Loan Trust:

11,386	0.744% due 8/25/34(d)	5,170

45,175	4.862% due 3/25/35(d)	23,220

341,318	3.793% due 6/25/35(d)	178,175

118,316	0.514% due 6/25/47(d)	49,148

210,000	JPMorgan Chase Commercial Mortgage Securities Corp., 5.814% due 6/12/43(d)	165,755

96,696	Luminent Mortgage Trust, 0.504% due 5/25/46(d)	36,181

	MASTR ARM Trust:

10,043	5.372% due 12/25/34(d)	6,613

131,969	0.524% due 4/25/46(d)	54,137

21,793	MASTR Seasoned Securities Trust, 5.389% due 10/25/32(a)(d)	15,553

See Notes to Financial Statements.

8   Legg Mason Partners Variable Capital and Income Portfolio 2009 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
$29,607	Sequoia Mortgage Trust, 0.635% due 1/20/34(d)	$18,834

	Structured ARM Loan Trust:

154,980	4.357% due 3/25/34(d)	126,221

74,279	5.182% due 1/25/35(d)	50,369

	Structured Asset Mortgage Investments Inc.:

142,419	0.524% due 8/25/36(d)	58,827

53,182	0.524% due 5/25/46(d)	21,229

114,148	0.494% due 7/25/46(d)	47,087

	Thornburg Mortgage Securities Trust:

254,651	6.190% due 9/25/37(d)	163,939

267,511	6.208% due 9/25/37(d)	193,779

	Washington Mutual Inc., Mortgage Pass-Through Certificates:

73,778	5.500% due 9/25/36(d)	44,703

159,920	5.586% due 12/25/36(d)	98,654

159,242	0.584% due 12/25/45(d)	75,466

78,675	0.604% due 12/25/45(d)	36,871

47,830	Wells Fargo Mortgage Backed Securities Trust, 5.240% due 4/25/36(d)	35,171

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $4,562,725)	2,678,179

COLLATERALIZED SENIOR LOANS — 2.3%

CONSUMER DISCRETIONARY — 1.0%

	Diversified Consumer Services — 0.1%
246,250	Thomson Learning Hold, Term Loan B, 2.820% due 7/5/14(d)	207,807

	Hotels, Restaurants & Leisure — 0.2%
	Aramark Corp.:

14,607	Letter of Credit Facility Deposits, 1.875% due 1/31/14(d)	13,469

229,916	Term Loan, 3.334% due 1/31/14(d)	212,018

297,731	Las Vegas Sands LLC, Term Loan, 2.070% due 5/8/14(d)	211,296

	Total Hotels, Restaurants & Leisure	436,783
	Media — 0.5%
246,872	Charter Communications, Term Loan B, 4.133% due 3/15/14(d)	223,882

234,665	CMP Susquehanna Corp., Term Loan, 3.655% due 6/7/13(d)	121,439

236,595	Dex Media West LLC, Term Loan, 7.133% due 10/13/14(d)	195,782

479,879	Idearc Inc., Term Loan B, 4.250% due 11/1/14(d)	207,205

231,970	LodgeNet Entertainment Corp., Term Loan B, 4.250% due 4/4/14(d)	196,402

87,928	UPC Broadband Holding BV, Term Loan, 3.815% due 10/17/13(d)	84,246

162,072	UPC Broadband Holding BV, Term Loan N, 2.065% due 3/30/14(d)	150,524

	Total Media	1,179,480

See Notes to Financial Statements.

Legg Mason Partners Variable Capital and Income Portfolio 2009 Semi-Annual Report   9

Schedule of investments (unaudited) continued
June 30, 2009

LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Multiline Retail — 0.1%
$250,000	Neiman Marcus Group Inc., Term Loan B, 2.945% due 3/13/13(d)	$189,410

	Specialty Retail — 0.1%
245,592	Michaels Stores Inc., Term Loan B, 2.676% due 10/31/13(d)	195,655

	TOTAL CONSUMER DISCRETIONARY	2,209,135

ENERGY — 0.1%

	Energy Equipment & Services — 0.1%
248,106	Hercules Offshore LLC, Term Loan, 2.960% due 7/11/13(d)	219,574

HEALTH CARE — 0.2%

	Health Care Providers & Services — 0.2%
	Community Health Systems Inc.:

15,260	Delayed Draw Term Loan, 2.569% due 7/2/14(d)	13,774

222,660	Term Loan B, 2.898% due 7/2/14(d)	200,976

210,800	HCA Inc., Term Loan B, 3.470% due 11/1/13(d)	190,775

	TOTAL HEALTH CARE	405,525

INDUSTRIALS — 0.2%

	Aerospace & Defense — 0.1%
	Dubai Aerospace Enterprise, Term Loan:

143,617	4.970% due 7/31/14(d)	112,021

141,219	6.410% due 7/31/14(d)	110,151

	Total Aerospace & Defense	222,172

	Airlines — 0.0%
176,438	United Airlines Inc., Term Loan B, 2.331% due 1/12/14(d)	104,466
	Commercial Services & Supplies — 0.1%
245,614	US Investigations Services Inc., Term Loan B, 3.977% due 2/21/15(d)	216,754

	TOTAL INDUSTRIALS	543,392

INFORMATION TECHNOLOGY — 0.1%

	IT Services — 0.1%
246,250	First Data Corp., Term Loan, 3.223% due 10/15/14(d)	185,303

MATERIALS — 0.2%

	Chemicals — 0.1%
	Lyondell Chemical Co., Term Loan:

67,004	5.740% due 12/15/09(d)	55,990

67,037	13.000% due 12/15/09(d)	69,274

181,619	6.561% due 12/20/14(d)	81,002

	Total Chemicals	206,266

	Containers & Packaging — 0.1%
246,307	Graphic Packaging International, Term Loan C, 5.532% due 5/16/14(d)	233,761

See Notes to Financial Statements.

10   Legg Mason Partners Variable Capital and Income Portfolio 2009 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Paper & Forest Products — 0.0%
$619	NewPage Corp., Term Loan, Tranche B, 4.795% due 11/5/14(d)	$537

	TOTAL MATERIALS	440,564

TELECOMMUNICATION SERVICES — 0.3%

	Diversified Telecommunication Services — 0.3%
168,750	Insight Midwest, Term Loan B, 2.320% due 4/10/14(d)	157,500

500,000	Level 3 Communications Inc., Term Loan, 3.155% due 3/1/14(d)	416,875

	TOTAL TELECOMMUNICATION SERVICES	574,375

UTILITIES — 0.2%

	Electric Utilities — 0.2%
492,500	TXU Corp., Term Loan B, 3.882% due 10/10/14(d)	353,153

	TOTAL COLLATERALIZED SENIOR LOANS (Cost — $5,924,548)	4,931,021

CONVERTIBLE BOND & NOTE — 0.3%

INFORMATION TECHNOLOGY — 0.3%

	Internet Software & Services — 0.3%
977,000	VeriSign Inc., 3.250% due 8/15/37 (Cost — $640,058)	650,926

CORPORATE BONDS & NOTES — 14.8%

CONSUMER DISCRETIONARY — 1.9%

	Auto Components — 0.1%
110,000	Allison Transmission Inc., Senior Notes, 11.250% due 11/1/15(b)(e)	77,550

15,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	5,025

	Visteon Corp., Senior Notes:

410,000	8.250% due 8/1/10(f)	14,350

303,000	12.250% due 12/31/16(b)(f)	12,120

	Total Auto Components	109,045

	Automobiles — 0.0%
	General Motors Corp., Senior Debentures:

100,000	8.250% due 7/15/23(f)	12,750

630,000	8.375% due 7/15/33(f)	83,475

	Total Automobiles	96,225

	Diversified Consumer Services — 0.1%
220,000	Education Management LLC/Education Management Finance Corp., Senior Subordinated Notes, 10.250% due 6/1/16	216,150

	Hotels, Restaurants & Leisure — 0.4%
55,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	44,275

257,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10(f)	104,085

200,000	McDonald’s Corp., Medium Term Notes, 5.350% due 3/1/18	211,400

See Notes to Financial Statements.

Legg Mason Partners Variable Capital and Income Portfolio 2009 Semi-Annual Report   11

Schedule of investments (unaudited) continued
June 30, 2009

LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Hotels, Restaurants & Leisure — 0.4% continued

	MGM MIRAGE Inc.:

	Senior Secured Notes:

$35,000	10.375% due 5/15/14(b)	$36,487

80,000	11.125% due 11/15/17(b)	85,200

34,882	Senior Subordinated Notes, 9.375% due 2/15/10	33,312

180,000	River Rock Entertainment Authority, Senior Secured Notes, 9.750% due 11/1/11	135,900

90,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	55,350

240,000	Station Casinos Inc., Senior Notes, 7.750% due 8/15/16(f)(g)	84,000

	Total Hotels, Restaurants & Leisure	790,009
	Household Durables — 0.2%
360,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	358,200

50,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, 9.750% due 9/1/12	47,000

	Total Household Durables	405,200
	Leisure Equipment & Products — 0.0%
20,000	WMG Acquisition Corp., Senior Secured Notes, 9.500% due 6/15/16(b)	20,000
	Media — 1.0%
215,000	Affinion Group Inc., Senior Subordinated Notes, 11.500% due 10/15/15	184,900

880,000	CCH I LLC/CCH I Capital Corp., Senior Secured Notes, 11.000% due 10/1/15(f)(g)	110,000

46,000	CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 10/1/13(f)(g)	48,530

300,000	Cengage Learning Acquisitions Inc., Senior Notes, 10.500% due 1/15/15(b)	244,500

100,000	Charter Communications Inc., Senior Secured Notes, 10.875% due 9/15/14(b)(f)(g)	104,000

125,000	Comcast Cable Communications Holdings Inc., Notes, 8.375% due 3/15/13	142,615

90,000	Comcast Corp., Senior Notes, 6.500% due 1/15/17	95,620

10,000	Dex Media West LLC/Dex Media Finance Co., Senior Notes, 8.500% due 8/15/10(f)	7,250

200,000	DISH DBS Corp., Senior Notes, 7.000% due 10/1/13	191,000

100,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16(f)	3,125

10,000	News America Inc., Senior Notes, 6.650% due 11/15/37	9,022

	R.H. Donnelley Corp.:

80,000	Senior Discount Notes, 6.875% due 1/15/13(f)	4,500

115,000	Senior Notes, 8.875% due 10/15/17(f)	6,469

See Notes to Financial Statements.

12   Legg Mason Partners Variable Capital and Income Portfolio 2009 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Media — 1.0% continued

$410,000	Time Warner Cable Inc., Senior Notes, 6.200% due 7/1/13	$432,375

40,000	Time Warner Entertainment Co., LP, Senior Notes, 8.375% due 7/15/33	44,896

230,000	Time Warner Inc., Senior Subordinated Notes, 6.875% due 5/1/12	246,199

100,000	Univision Communications Inc., Senior Secured Notes, 12.000% due 7/1/14(b)	98,750

200,000	Virgin Media Finance PLC, Senior Notes, 9.125% due 8/15/16	193,500

	Total Media	2,167,251
	Multiline Retail — 0.1%
45,000	Dollar General Corp., Senior Subordinated Notes, 11.875% due 7/15/17(e)	48,825

104,628	Neiman Marcus Group Inc., Senior Notes, 9.000% due 10/15/15(e)	62,254

	Total Multiline Retail	111,079
	Specialty Retail — 0.0%
105,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	50,925

50,000	Michaels Stores Inc., Senior Notes, 10.000% due 11/1/14	42,250

	Total Specialty Retail	93,175
	Textiles, Apparel & Luxury Goods — 0.0%
55,000	Oxford Industries Inc., Senior Secured Notes, 11.375% due 7/15/15(b)	54,725

	TOTAL CONSUMER DISCRETIONARY	4,062,859

CONSUMER STAPLES — 0.4%

	Food & Staples Retailing — 0.1%
155,461	CVS Caremark Corp., Pass-Through Certificates, 6.943% due 1/10/30(b)	141,033

100,000	Kroger Co., Senior Notes, 5.500% due 2/1/13	103,392

	Total Food & Staples Retailing	244,425

	Food Products — 0.2%
415,000	Dole Food Co. Inc., Senior Notes, 7.250% due 6/15/10	410,850

	Tobacco — 0.1%
	Alliance One International Inc., Senior Notes:

50,000	8.500% due 5/15/12	49,625

50,000	11.000% due 5/15/12	52,500

60,000	10.000% due 7/15/16(b)	57,150

10,000	Altria Group Inc., Senior Notes, 9.700% due 11/10/18	11,482

	Total Tobacco	170,757

	TOTAL CONSUMER STAPLES	826,032

See Notes to Financial Statements.

Legg Mason Partners Variable Capital and Income Portfolio 2009 Semi-Annual Report   13

Schedule of investments (unaudited) continued
June 30, 2009

LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE

ENERGY — 2.1%

	Energy Equipment & Services — 0.1%
$165,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	$141,900

100,000	Key Energy Services Inc., Senior Notes, 8.375% due 12/1/14	88,750

10,000	Southern Natural Gas Co., Notes, 5.900% due 4/1/17(b)	9,735

	Total Energy Equipment & Services	240,385
	Oil, Gas & Consumable Fuels — 2.0%
200,000	Amerada Hess Corp., Senior Notes, 6.650% due 8/15/11	212,972

60,000	Anadarko Finance Co., Senior Notes, 7.500% due 5/1/31	58,701

40,000	Anadarko Petroleum Corp., Senior Notes, 5.950% due 9/15/16	39,522

	Apache Corp., Senior Notes:

70,000	5.250% due 4/15/13	73,594

190,000	5.625% due 1/15/17	199,638

155,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	126,325

40,000	Berry Petroleum Co., Senior Notes, 10.250% due 6/1/14	40,600

220,000	BP Capital Markets PLC, Guaranteed Notes, 5.250% due 11/7/13	236,358

	Chesapeake Energy Corp., Senior Notes:

105,000	6.375% due 6/15/15	93,975

60,000	6.500% due 8/15/17	50,700

75,000	7.250% due 12/15/18	65,625

5,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	4,613

130,000	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29	140,464

10,000	El Paso Corp., Senior Notes, 8.250% due 2/15/16	9,775

190,000	Energy Transfer Partners LP, Senior Notes, 6.700% due 7/1/18	194,563

250,000	Enterprise Products Operating LLP, Subordinated Notes, 7.034% due 1/15/68	184,644

240,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	234,000

90,000	Gazprom, Loan Participation Notes, 6.212% due 11/22/16(b)	75,600

60,000	Hess Corp., Notes, 7.300% due 8/15/31	62,106

135,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	95,850

	Kerr-McGee Corp., Notes:

100,000	6.875% due 9/15/11	105,520

70,000	6.950% due 7/1/24	65,097

105,000	7.875% due 9/15/31	102,723

	Kinder Morgan Energy Partners LP:

40,000	Notes, 6.750% due 3/15/11	41,940

140,000	Senior Notes, 6.000% due 2/1/17	139,098

70,000	Mariner Energy Inc., Senior Notes, 8.000% due 5/15/17	58,450

105,000	Northwest Pipeline Corp., Senior Notes, 7.000% due 6/15/16	110,909

See Notes to Financial Statements.

14   Legg Mason Partners Variable Capital and Income Portfolio 2009 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Oil, Gas & Consumable Fuels — 2.0% continued

	OPTI Canada Inc., Senior Secured Notes:

$130,000	7.875% due 12/15/14	$84,825

20,000	8.250% due 12/15/14	13,300

150,000	Parker Drilling Co., Senior Notes, 9.625% due 10/1/13	139,500

56,000	Pemex Project Funding Master Trust, Senior Bonds, 6.625% due 6/15/35	50,718

40,000	Petrobras International Finance Co., Senior Notes, 6.125% due 10/6/16	41,200

	Petroplus Finance Ltd., Senior Notes:

75,000	6.750% due 5/1/14(b)	64,875

60,000	7.000% due 5/1/17(b)	50,100

120,000	SandRidge Energy Inc., Senior Notes, 9.875% due 5/15/16(b)	116,400

285,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15(b)(f)(g)	12,825

175,000	Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11	144,375

120,000	Teekay Corp., Senior Notes, 8.875% due 7/15/11	119,700

60,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14(b)	46,500

135,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	125,887

65,000	Williams Cos. Inc., Debentures, 7.500% due 1/15/31	57,342

	XTO Energy Inc., Senior Notes:

50,000	7.500% due 4/15/12	55,422

140,000	5.650% due 4/1/16	141,931

100,000	5.500% due 6/15/18	100,382

	Total Oil, Gas & Consumable Fuels	4,188,644

	TOTAL ENERGY	4,429,029

FINANCIALS — 4.2%

	Capital Markets — 0.4%
	Bear Stearns Co. Inc.:

	Senior Notes:

100,000	6.400% due 10/2/17	100,336

60,000	7.250% due 2/1/18	63,340

10,000	Subordinated Notes, 5.550% due 1/22/17	9,282

30,000	Credit Suisse USA Inc., Senior Notes, 5.500% due 8/16/11	31,751

	Goldman Sachs Group Inc.:

60,000	Notes, 4.500% due 6/15/10	61,497

200,000	Senior Notes, 6.150% due 4/1/18	195,039

110,000	Kaupthing Bank HF, Subordinated Notes, 7.125% due 5/19/16(b)(f)(g)	275

See Notes to Financial Statements.

Legg Mason Partners Variable Capital and Income Portfolio 2009 Semi-Annual Report   15

Schedule of investments (unaudited) continued
June 30, 2009

LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Capital Markets — 0.4% continued

$10,000	Lehman Brothers Holdings Capital Trust VII, Medium-Term Notes, 5.857% due 5/31/12(d)(f)(h)	$1

	Lehman Brothers Holdings Inc., Medium-Term Notes:

360,000	6.750% due 12/28/17(f)	36

	Senior Notes:

40,000	5.250% due 2/6/12(f)	6,100

50,000	6.200% due 9/26/14(f)	7,625

	Merrill Lynch & Co. Inc.:

160,000	Notes, 6.875% due 4/25/18	148,326

30,000	Senior Notes, 5.450% due 2/5/13	29,222

	Morgan Stanley:

10,000	Medium-Term Notes, 1.557% due 10/18/16(d)	8,102

250,000	Subordinated Notes, 4.750% due 4/1/14	236,393

	Total Capital Markets	897,325
	Commercial Banks — 0.6%
	Glitnir Banki HF:

100,000	Notes, 6.375% due 9/25/12(b)(f)(g)	16,750

100,000	Subordinated Notes, 6.693% due 6/15/16(b)(d)(f)(g)	60

40,000	HBOS Capital Funding LP, Tier 1 Notes, Perpetual Bonds, 6.071% due 6/30/14(b)(d)(h)	14,592

200,000	ICICI Bank Ltd., Subordinated Bonds, 6.375% due 4/30/22(b)(d)	156,439

150,000	Resona Preferred Global Securities Cayman Ltd., Junior Subordinated, Bonds, 7.191% due 7/30/15(b)(d)(h)	109,620

50,000	Santander Issuances SA Unipersonal, Subordinated Notes, 5.805% due 6/20/16(b)(d)	40,236

110,000	Shinsei Finance Cayman Ltd., Junior Subordinated Bonds, 6.418% due 7/20/16(b)(d)(h)	44,045

70,000	SunTrust Capital, Trust Preferred Securities, 6.100% due 12/15/36(d)	45,586

	Wachovia Corp.:

460,000	Medium Term Notes, 5.500% due 5/1/13	475,589

120,000	Subordinated Notes, 5.250% due 8/1/14	117,558

100,000	Wells Fargo Capital X, Capital Securities, 5.950% due 12/15/36	74,210

230,000	Wells Fargo Capital XV, Junior Subordinated Notes, 9.750% due 9/26/13(d)(h)	222,713

	Total Commercial Banks	1,317,398

	Consumer Finance — 1.3%
440,000	American Express Co., Subordinated Debentures, 6.800% due 9/1/66	317,211

100,000	Caterpillar Financial Services Corp., Medium-Term Notes, 5.450% due 4/15/18	95,368

See Notes to Financial Statements.

16   Legg Mason Partners Variable Capital and Income Portfolio 2009 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Consumer Finance — 1.3% continued

	Ford Motor Credit Co.:

	Notes:

$70,000	7.375% due 10/28/09	$69,405

400,000	5.700% due 1/15/10	386,108

1,055,000	Senior Notes, 9.875% due 8/10/11	976,373

	GMAC LLC:

	Senior Notes:

215,000	7.250% due 3/2/11(b)	198,875

85,000	7.500% due 12/31/13(b)	66,725

73,000	Subordinated Notes, 8.000% due 12/31/18(b)	47,085

200,000	John Deere Capital Corp., Medium-Term Notes, 5.350% due 4/3/18	199,148

500,000	SLM Corp., Senior Notes, 1.252% due 7/26/10(d)	453,944

	Total Consumer Finance	2,810,242

	Diversified Financial Services — 1.6%
130,000	AAC Group Holding Corp., Senior Discount Notes, 10.250% due 10/1/12(b)	94,900

40,000	Aiful Corp., Notes, 5.000% due 8/10/10(b)	24,405

72,201	Air 2 US, Notes, 8.027% due 10/1/19(b)	51,263

330,000	Bank of America Corp., Senior Notes, 7.625% due 6/1/19	332,042

75,000	Capital One Bank, Notes, 5.750% due 9/15/10	76,470

50,000	CCM Merger Inc., Notes, 8.000% due 8/1/13(b)	34,750

	Citigroup Inc.:

90,000	2.125% due 4/30/12	90,457

	Notes:

350,000	6.500% due 8/19/13	340,284

170,000	6.875% due 3/5/38	150,572

	Countrywide Home Loans Inc.:

125,000	Medium-Term Notes, 4.125% due 9/15/09	125,414

10,000	Notes, 5.625% due 7/15/09	10,005

100,000	El Paso Performance-Linked Trust Certificates, Senior Notes, 7.750% due 7/15/11(b)	98,639

40,000	European Investment Bank, Senior Bonds, 4.625% due 3/21/12	42,757

	General Electric Capital Corp.:

500,000	Senior Notes, 5.625% due 5/1/18	473,696

260,000	Subordinated Debentures, 6.375% due 11/15/67	173,728

200,000	HSBC Finance Corp., Senior Notes, 8.000% due 7/15/10	207,687

225,000	International Lease Finance Corp., Medium-Term Notes, 4.375% due 11/1/09	217,870

See Notes to Financial Statements.

Legg Mason Partners Variable Capital and Income Portfolio 2009 Semi-Annual Report   17

Schedule of investments (unaudited) continued
June 30, 2009

LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Diversified Financial Services — 1.6% continued

	JPMorgan Chase & Co.:

$210,000	Junior Subordinated Notes, 7.900% due 4/30/18(d)(h)	$184,281

	Subordinated Notes:

225,000	5.750% due 1/2/13	232,220

30,000	6.125% due 6/27/17	29,687

130,000	Leucadia National Corp., Senior Notes, 8.125% due 9/15/15	118,300

100,000	SMFG Preferred Capital, Bonds, 6.078% due 1/25/17(b)(d)(h)	80,427

300,000	Vanguard Health Holdings Co., I LLC, Senior Discount Notes, step bond to yield 12.137% due 10/1/15	294,000

	Total Diversified Financial Services	3,483,854
	Insurance — 0.3%
	American International Group Inc.:

30,000	Medium-Term Notes, 5.850% due 1/16/18	15,894

340,000	Senior Notes, 8.250% due 8/15/18(b)	200,355

70,000	MetLife Inc., Junior Subordinated Debentures, 6.400% due 12/15/36	50,181

200,000	Pacific Life Global Funding, Notes, 5.150% due 4/15/13(b)	199,501

80,000	Travelers Cos. Inc., Junior Subordinated Debentures, 6.250% due 3/15/37(d)	64,570

	Total Insurance	530,501

	Real Estate Investment Trusts (REITs) — 0.0%
80,000	Forest City Enterprises Inc., Senior Notes, 6.500% due 2/1/17	44,400

5,000	Ventas Realty LP/Ventas Capital Corp., Senior Notes, 6.500% due 6/1/16	4,500

	Total Real Estate Investment Trusts (REITs)	48,900

	Real Estate Management & Development — 0.0%
10,400	Ashton Woods USA LLC, Ashton Woods Finance Co., Senior Subordinated Notes, step bond to yield 37.040% due 6/30/15(a)(b)(g)	3,900

275,000	Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15	78,375

	Total Real Estate Management & Development	82,275

	TOTAL FINANCIALS	9,170,495

HEALTH CARE — 1.2%

	Health Care Equipment & Supplies — 0.1%
100,000	Biomet Inc., Senior Notes, 10.375% due 10/15/17(e)	97,250
	Health Care Providers & Services — 1.1%
350,000	Aetna Inc., Senior Notes, 6.500% due 9/15/18	351,214

	Cardinal Health Inc.:

60,000	Senior Bonds, 5.850% due 12/15/17	56,217

100,000	Senior Notes, 5.800% due 10/15/16	96,936

270,000	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	255,150

See Notes to Financial Statements.

18   Legg Mason Partners Variable Capital and Income Portfolio 2009 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Health Care Providers & Services — 1.1% continued

$917,000	HCA Inc., Senior Secured Notes, 9.625% due 11/15/16(e)	$910,122

	Tenet Healthcare Corp., Senior Notes:

175,000	9.000% due 5/1/15(b)	177,188

175,000	10.000% due 5/1/18(b)	184,625

5,000	6.875% due 11/15/31	3,025

	Universal Hospital Services Inc., Senior Secured Notes:

30,000	4.635% due 6/1/15(d)	24,300

25,000	8.500% due 6/1/15(e)	23,688

353,000	US Oncology Holdings Inc., Senior Notes, 7.654% due 3/15/12(d)(e)	299,167

10,000	WellPoint Inc., Notes, 5.875% due 6/15/17	9,802

	Total Health Care Providers & Services	2,391,434

	Pharmaceuticals — 0.0%
275,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12(f)(g)	1,375

40,000	Wyeth, Notes, 5.950% due 4/1/37	41,524

	Total Pharmaceuticals	42,899

	TOTAL HEALTH CARE	2,531,583

INDUSTRIALS — 1.2%

	Aerospace & Defense — 0.2%
543,000	Hawker Beechcraft Acquisition Co., Senior Notes, 8.875% due 4/1/15(e)	230,775

350,000	L-3 Communications Corp., Senior Subordinated Notes, 6.375% due 10/15/15	319,375

	Total Aerospace & Defense	550,150
	Airlines — 0.1%
	Continental Airlines Inc., Pass-Through Certificates:

76,340	8.312% due 4/2/11	62,598

40,000	7.339% due 4/19/14	28,800

250,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15(b)	146,250

	Total Airlines	237,648
	Building Products — 0.1%
220,000	Associated Materials Inc., Senior Subordinated Notes, 9.750% due 4/15/12	193,600

535,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 20.909% due 3/1/14	45,475

	Total Building Products	239,075
	Commercial Services & Supplies — 0.3%
80,000	Allied Waste North America Inc., Senior Notes, 6.875% due 6/1/17	79,319

90,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	86,850

See Notes to Financial Statements.

Legg Mason Partners Variable Capital and Income Portfolio 2009 Semi-Annual Report   19

Schedule of investments (unaudited) continued
June 30, 2009

LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Commercial Services & Supplies — 0.3% continued

$150,000	RSC Equipment Rental Inc., Senior Notes, 9.500% due 12/1/14	$121,125

320,000	US Investigations Services Inc., Senior Subordinated Notes, 10.500% due 11/1/15(b)	262,400

70,000	Waste Management Inc., Senior Notes, 6.375% due 11/15/12	74,388

	Total Commercial Services & Supplies	624,082
	Industrial Conglomerates — 0.1%
140,000	Tyco International Group SA, Notes, 6.000% due 11/15/13	142,490

	Road & Rail — 0.2%
30,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16	26,850

30,000	Kansas City Southern de Mexico, Senior Notes, 9.375% due 5/1/12	28,650

70,000	RailAmerica Inc., Senior Secured Notes, 9.250% due 7/1/17(b)	67,900

185,527	Union Pacific Corp., Pass-Through Certificates, 5.404% due 7/2/25	217,401

	Total Road & Rail	340,801

	Trading Companies & Distributors — 0.2%
255,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16(b)	217,388

160,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	129,200

235,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14(b)(g)	85,775

	Total Trading Companies & Distributors	432,363

	Transportation Infrastructure — 0.0%
	Swift Transportation Co., Senior Secured Notes:

55,000	8.633% due 5/15/15(b)(d)	18,425

155,000	12.500% due 5/15/17(b)	55,025

	Total Transportation Infrastructure	73,450

	TOTAL INDUSTRIALS	2,640,059

INFORMATION TECHNOLOGY — 0.0%

	IT Services — 0.0%
70,000	Ceridian Corp., Senior Notes, 12.250% due 11/15/15(e)	50,838

	Office Electronics — 0.0%
20,000	Xerox Corp., Senior Notes, 6.750% due 2/1/17	18,226
	Software — 0.0%
20,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	15,550

40,000	Sensata Technologies B.V., Senior Notes, 8.000% due 5/1/14	19,850

	Total Software	35,400

	TOTAL INFORMATION TECHNOLOGY	104,464

See Notes to Financial Statements.

20   Legg Mason Partners Variable Capital and Income Portfolio 2009 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE

MATERIALS — 1.1%

	Chemicals — 0.1%
	Georgia Gulf Corp., Senior Notes:

$40,000	9.500% due 10/15/14(g)	$12,200

175,000	10.750% due 10/15/16(g)	18,375

120,000	PPG Industries Inc., Senior Notes, 6.650% due 3/15/18	127,788

	Total Chemicals	158,363
	Metals & Mining — 0.7%
350,000	Barrick Gold Financeco LLC, Senior Notes, 6.125% due 9/15/13	375,905

72,570	Noranda Aluminium Acquisition Corp., Senior Notes, 5.413% due 5/15/15(d)(e)	40,367

250,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	191,250

340,000	Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15	278,800

535,000	Steel Dynamics Inc., Senior Notes, 7.375% due 11/1/12	509,587

	Teck Resources Ltd., Senior Secured Notes:

40,000	9.750% due 5/15/14(b)	41,440

30,000	10.250% due 5/15/16(b)	31,464

65,000	10.750% due 5/15/19(b)	69,983

106,000	Vale Overseas Ltd., Notes, 6.875% due 11/21/36	100,912

	Total Metals & Mining	1,639,708

	Paper & Forest Products — 0.3%
350,000	Abitibi-Consolidated Co. of Canada, Senior Secured Notes, 13.750% due 4/1/11(b)(f)	323,750

	Appleton Papers Inc.:

140,000	Senior Notes, 8.125% due 6/15/11(g)	91,700

40,000	Senior Subordinated Notes, 9.750% due 6/15/14(g)	13,800

115,000	NewPage Corp., Senior Secured Notes, 7.278% due 5/1/12(d)	56,925

120,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	86,400

80,000	Weyerhaeuser Co., Senior Notes, 6.750% due 3/15/12	80,078

	Total Paper & Forest Products	652,653

	TOTAL MATERIALS	2,450,724

TELECOMMUNICATION SERVICES — 1.2%

	Diversified Telecommunication Services — 1.0%
210,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	131,250

75,000	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16	76,896

260,000	Embarq Corp., Senior Notes, 6.738% due 6/1/13	262,677

180,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500% due 5/1/15(f)(g)	18

215,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	220,375

See Notes to Financial Statements.

Legg Mason Partners Variable Capital and Income Portfolio 2009 Semi-Annual Report   21

Schedule of investments (unaudited) continued
June 30, 2009

LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Diversified Telecommunication Services — 1.0% continued

$50,000	Koninklijke KPN NV, Senior Notes, 8.000% due 10/1/10	$52,480

230,000	Level 3 Financing Inc., Senior Notes, 9.250% due 11/1/14	189,750

365,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16(b)	354,050

	Qwest Corp., Senior Notes:

355,000	3.879% due 6/15/13(d)	319,056

40,000	7.500% due 10/1/14	38,350

130,000	Telecom Italia Capital S.p.A., Senior Notes, 5.250% due 10/1/15	125,658

250,000	Verizon Florida Inc., Senior Notes, 6.125% due 1/15/13	258,714

100,000	Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15(b)	100,500

100,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	96,250

	Total Diversified Telecommunication Services	2,226,024

	Wireless Telecommunication Services — 0.2%
140,000	ALLTEL Communications Inc., Senior Notes, 10.375% due 12/1/17(b)(e)	167,026

20,000	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14	19,975

230,000	Sprint Capital Corp., Senior Notes, 6.875% due 11/15/28	164,450

	Total Wireless Telecommunication Services	351,451

	TOTAL TELECOMMUNICATION SERVICES	2,577,475

UTILITIES — 1.5%

	Electric Utilities — 0.2%
70,000	Duke Energy Corp., Senior Notes, 5.625% due 11/30/12	75,082

30,000	Exelon Corp., Bonds, 5.625% due 6/15/35	24,222

	FirstEnergy Corp., Notes:

40,000	6.450% due 11/15/11	41,773

100,000	7.375% due 11/15/31	94,635

	Pacific Gas & Electric Co.:

45,000	First Mortgage Bonds, 6.050% due 3/1/34	46,836

150,000	Senior Notes, 5.625% due 11/30/17	159,039

	Total Electric Utilities	441,587
	Gas Utilities — 0.1%
280,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	259,000

	Independent Power Producers & Energy Traders — 1.1%
	AES Corp., Senior Notes:

31,000	8.875% due 2/15/11	31,620

350,000	7.750% due 10/15/15	327,250

220,000	Dynegy Holdings Inc., Senior Notes, 7.750% due 6/1/19	172,425

170,000	Dynegy Inc., Bonds, 7.670% due 11/8/16	149,175

See Notes to Financial Statements.

22   Legg Mason Partners Variable Capital and Income Portfolio 2009 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Independent Power Producers & Energy Traders — 1.1% continued

	Edison Mission Energy, Senior Notes:

$140,000	7.750% due 6/15/16	$114,800

40,000	7.200% due 5/15/19	30,000

90,000	7.625% due 5/15/27	58,050

1,166,000	Energy Future Holdings Corp., Senior Notes, 11.250% due 11/1/17(e)	717,090

97,429	Mirant Mid Atlantic LLC, Pass-Through Certificates, 10.060% due 12/30/28	93,654

200,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	193,000

375,000	NRG Energy Inc., Senior Notes, 7.375% due 2/1/16	355,781

80,000	TXU Corp., Senior Notes, 5.550% due 11/15/14	50,914

	Total Independent Power Producers & Energy Traders	2,293,759

	Multi-Utilities — 0.1%
	Dominion Resources Inc., Senior Notes:

70,000	5.700% due 9/17/12	74,514

110,000	8.875% due 1/15/19	131,399

	Total Multi-Utilities	205,913

	TOTAL UTILITIES	3,200,259

	TOTAL CORPORATE BONDS & NOTES (Cost — $39,707,530)	31,992,979

MORTGAGE-BACKED SECURITIES — 2.3%

	FHLMC — 0.2%
	Federal Home Loan Mortgage Corp. (FHLMC):

179,479	5.110% due 6/1/35(c)(d)	186,040

300,000	Gold, 5.500% due 7/13/39(c)(i)	309,703

	Total FHLMC	495,743
	FNMA — 2.1%
	Federal National Mortgage Association (FNMA):

10,874	7.000% due 7/1/15-2/1/29(c)	11,762

199,322	4.500% due 11/1/23(c)	201,164

167,704	6.500% due 6/1/28-7/1/28(c)	180,836

13,277	8.000% due 1/1/31(c)	14,491

2,434	7.500% due 3/1/31(c)	2,658

144,134	4.851% due 1/1/35(c)(d)	147,912

132,536	5.146% due 9/1/35(c)(d)	137,376

491,439	5.558% due 8/1/37(c)(d)	514,185

2,000,000	5.000% due 7/13/39(c)(i)	2,036,562

1,100,000	5.500% due 7/13/39(c)(i)	1,135,578

See Notes to Financial Statements.

Legg Mason Partners Variable Capital and Income Portfolio 2009 Semi-Annual Report   23

Schedule of investments (unaudited) continued
June 30, 2009

LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	FNMA — 2.1% continued

$100,000	6.500% due 7/13/39(c)(i)	$106,516

	Total FNMA	4,489,040

	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $4,913,230)	4,984,783

SOVEREIGN BOND — 0.1%

	Russia — 0.1%
182,400	Russian Federation, 7.500% due 3/31/30(b) (Cost — $201,829)	181,397

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 2.1%

	U.S. Government Agencies — 0.4%
720,000	Federal Home Loan Bank (FHLB), Bonds, 1.625% due 7/27/11	724,329

80,000	Federal National Mortgage Association (FNMA), Subordinated Notes, 5.250% due 8/1/12(c)	83,187

80,000	Tennessee Valley Authority, Bonds, 5.980% due 4/1/36	85,384

	Total U.S. Government Agencies	892,900

	U.S. Government Obligations — 1.7%
	U.S. Treasury Notes:

3,400,000	2.250% due 5/31/14	3,355,368

310,000	3.250% due 5/31/16	311,453

20,000	3.750% due 11/15/18	20,352

40,000	3.125% due 5/15/19	38,700

	Total U.S. Government Obligations	3,725,873

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $4,654,282)	4,618,773

U.S. TREASURY INFLATION PROTECTED SECURITIES — 0.2%

539,423	U.S. Treasury Bonds, Inflation Indexed, 1.750% due 1/15/28 (Cost — $497,994)	510,261

CONTRACTS

PURCHASED OPTIONS — 0.8%

215	S&P 500 Index, Put @ $800.00, Expires 12/19/09	645,000

215	S&P 500 Index, Put @ $850.00, Expires 12/19/09	978,250

	TOTAL PURCHASED OPTIONS (Cost — $1,845,990)	1,623,250

SHARES

WARRANTS — 0.0%

101	Buffets Restaurant Holdings, Expires 4/28/14(a)(g)* (Cost — $0)	0

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $214,134,571)	192,845,578

See Notes to Financial Statements.

24   Legg Mason Partners Variable Capital and Income Portfolio 2009 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME PORTFOLIO

FACE
AMOUNT

SHORT-TERM INVESTMENTS — 14.4%

	U.S. Government Agencies — 1.8%
	Federal National Mortgage Association (FNMA), Discount Notes:

$3,800,000	0.500% due 12/31/09(c)(j)	$3,795,269

165,000	0.349% due 1/25/10(c)(j)(k)	164,709

	Total U.S. Government Agencies (Cost — $3,955,008)	3,959,978
	U.S. Government Obligation — 1.1%
2,300,000	U.S. Treasury Bills, 0.382% due 9/17/09(j) (Cost — $2,298,095)	2,299,142
	Repurchase Agreements — 11.5%
21,698,000	Interest in $489,946,000 joint tri-party repurchase agreement dated 6/30/09 with Greenwich Capital Markets Inc., 0.080% due 7/1/09; Proceeds at maturity — $21,698,048; (Fully collateralized by various U.S. government agency obligations, 1.750% to 6.625% due 8/18/09 to 2/20/29; Market value — $22,132,074)	21,698,000

3,239,000	State Street Bank & Trust Co., dated 6/30/09, 0.000% due 7/1/09; Proceeds at maturity — $3,239,000; (Fully collateralized by U.S. Treasury Bill, 0.000% due 12/10/09; Market value — $3,305,366)	3,239,000

	Total Repurchase Agreements (Cost — $24,937,000)	24,937,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $31,190,103)	31,196,120

	TOTAL INVESTMENTS — 103.6% (Cost — $245,324,674#)	224,041,698

	Liabilities in Excess of Other Assets — (3.6)%	(7,741,343)

	TOTAL NET ASSETS — 100.0%	$216,300,355

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.

(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(f)	Security is currently in default.

(g)	Illiquid security.

(h)	Security has no maturity date. The date shown represents the next call date.

(i)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(j)	Rate shown represents yield-to-maturity.

(k)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Partners Variable Capital and Income Portfolio 2009 Semi-Annual Report   25

Schedule of investments (unaudited) continued
June 30, 2009

LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME PORTFOLIO

Abbreviations used in this schedule:

ADR — American Depositary Receipt

ARM — Adjustable Rate Mortgage

GMAC — General Motors Acceptance Corp.

GSAMP — Goldman Sachs Alternative Mortgage Products

MASTR — Mortgage Asset Securitization Transactions Inc.

SCHEDULE OF WRITTEN OPTIONS

		EXPIRATION	STRIKE
CONTRACTS	SECURITY	DATE	PRICE	VALUE
70	Air Products & Chemicals Inc., Call	1/16/10	$55.00	$86,800

71	Alcon Inc., Call	1/16/10	100.00	145,905

650	American Tower Corp., Call	1/16/10	30.00	271,700

550	Charles Schwab Corp., Call	1/16/10	17.50	111,375

610	Commercial Metals Co., Call	1/16/10	15.00	195,200

204	Devon Energy Corp., Call	1/16/10	50.00	183,600

1,354	EMC Corp., Call	1/16/10	12.50	238,304

4	Eurodollar Futures, Call	9/14/09	99.25	1,550

849	Invesco Ltd., Call	10/17/09	17.50	178,290

135	Johnson & Johnson, Call	10/16/10	50.00	99,900

460	Kraft Foods Inc., Call	1/16/10	25.00	82,800

115	L-3 Communications Holdings Corp., Call	1/16/10	70.00	57,730

119	L-3 Communications Holdings Corp., Call	1/16/10	60.00	136,850

410	Novartis AG, Call	1/16/10	40.00	143,500

681	Oracle Corp., Call	1/16/10	17.50	319,389

615	Travelers Cos. Inc., Call	1/16/10	40.00	267,525

265	United Technologies Corp., Call	1/16/10	45.00	231,875

494	Walt Disney Co., Call	1/16/10	17.50	316,160

	TOTAL WRITTEN OPTIONS (Premiums Received — $3,688,618)			$3,068,453

See Notes to Financial Statements.

26   Legg Mason Partners Variable Capital and Income Portfolio 2009 Semi-Annual Report

Statement of assets and liabilities (unaudited)
June 30, 2009

ASSETS:

Investments, at value (Cost — $220,387,674)	$199,104,698

Repurchase agreement, at value (Cost — $24,937,000)	24,937,000

Foreign currency, at value (Cost — $31,080)	34,785

Cash	918

Dividends and interest receivable	1,030,597

Receivable for securities sold	313,879

Deposits with brokers for open futures contracts	125,219

Unrealized appreciation on swaps	90,418

Receivable for open forward currency contracts	60,971

Receivable for Portfolio shares sold	51,181

Receivable for open swap contracts	1,313

Principal paydown receivable	25

Prepaid expenses	1,105

Total Assets	225,752,109

LIABILITIES:

Payable for securities purchased	5,412,621

Written options, at value (premiums received $3,688,618)	3,068,453

Payable for Portfolio shares repurchased	340,034

Investment management fee payable	134,356

Payable for open forward currency contracts	131,681

Premiums received for open swaps	116,591

Distribution fees payable	28,371

Payable to broker — variation margin on open futures contracts	16,413

Trustees’ fees payable	2,162

Accrued expenses	201,072

Total Liabilities	9,451,754

TOTAL NET ASSETS	$216,300,355

NET ASSETS:

Par value (Note 7)	$262

Paid-in capital in excess of par value	340,257,127

Undistributed net investment income	2,537,183

Accumulated net realized loss on investments, futures contracts, written options, swap contracts and foreign currency transactions	(105,735,562)

Net unrealized depreciation on investments, futures contracts, written options, swap contracts and foreign currencies	(20,758,655)

TOTAL NET ASSETS	$216,300,355

Shares Outstanding:

Class I	9,595,688

Class II	16,612,382

Net Asset Value:

Class I	$8.25

Class II	$8.26

See Notes to Financial Statements.

Legg Mason Partners Variable Capital and Income Portfolio 2009 Semi-Annual Report   27

Statement of operations (unaudited)
For the Six Months Ended June 30, 2009

INVESTMENT INCOME:

Interest	$2,256,047

Dividends	1,788,504

Less: Foreign taxes withheld	(68,437)

Total Investment Income	3,976,114

EXPENSES:

Investment management fee (Note 2)	762,446

Distribution fees (Notes 2 and 5)	158,992

Shareholder reports (Note 5)	100,231

Legal fees	22,755

Audit and tax	20,108

Trustees’ fees	12,700

Custody fees	3,900

Insurance	3,521

Transfer agent fees (Note 5)	296

Miscellaneous expenses	3,741

Total Expenses	1,088,690

Less: Fee waivers and/or expense reimbursements (Note 5)	(63,597)

Net Expenses	1,025,093

NET INVESTMENT INCOME	2,951,021

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, WRITTEN OPTIONS, SWAP CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1, 3 AND 4):

Net Realized Gain (Loss) From:

Investment transactions	(41,939,067)

Futures contracts	630,128

Written options	(2,329,651)

Swap contracts	67,734

Foreign currency transactions	(193,378)

Net Realized Loss	(43,764,234)

Change in Net Unrealized Appreciation/Depreciation From:

Investments	56,722,513

Futures contracts	(1,112,963)

Written options	646,150

Swap contracts	1,952

Foreign currencies	(105,815)

Change in Net Unrealized Appreciation/Depreciation	56,151,837

NET GAIN ON INVESTMENTS, FUTURES CONTRACTS, WRITTEN OPTIONS, SWAP CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS	12,387,603

INCREASE IN NET ASSETS FROM OPERATIONS	$15,338,624

See Notes to Financial Statements.

28   Legg Mason Partners Variable Capital and Income Portfolio 2009 Semi-Annual Report

Statements of changes in net assets

FOR THE SIX MONTHS ENDED JUNE 30, 2009 (unaudited)
AND THE YEAR ENDED DECEMBER 31, 2008	2009	2008
OPERATIONS:

Net investment income	$2,951,021	$6,666,692

Net realized loss	(43,764,234)	(60,520,148)

Change in net unrealized appreciation/depreciation	56,151,837	(69,620,611)

Increase (Decrease) in Net Assets From Operations	15,338,624	(123,474,067)

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):

Net investment income	(4,000,008)	(3,000,026)

Net realized gains	—	(6,732,744)

Decrease in Net Assets From Distributions to Shareholders	(4,000,008)	(9,732,770)

PORTFOLIO SHARE TRANSACTIONS (NOTE 7):

Net proceeds from sale of shares	9,571,354	22,241,367

Reinvestment of distributions	4,000,008	9,732,543

Cost of shares repurchased	(20,416,608)	(75,545,788)

Decrease in Net Assets From Portfolio Share Transactions	(6,845,246)	(43,571,878)

INCREASE (DECREASE) IN NET ASSETS	4,493,370	(176,778,715)

NET ASSETS:

Beginning of period	211,806,985	388,585,700

End of period*	$216,300,355	$211,806,985

* Includes undistributed net investment income of:	$2,537,183	$3,586,170

See Notes to Financial Statements.

Legg Mason Partners Variable Capital and Income Portfolio 2009 Semi-Annual Report   29

Financial highlights

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT
   EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:

CLASS I SHARES[1]	2009[2]	2008	2007[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.79	$12.41	$14.82

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.12	0.23	0.16

Net realized and unrealized gain (loss)	0.50	(4.50)	0.02

Total income (loss) from operations	0.62	(4.27)	0.18

LESS DISTRIBUTIONS FROM:

Net investment income	(0.16)	(0.12)	(0.21)

Net realized gains	—	(0.23)	(2.38)

Total distributions	(0.16)	(0.35)	(2.59)

NET ASSET VALUE, END OF PERIOD	$8.25	$7.79	$12.41

Total return[4]	7.94%	(35.02)%	1.15%

NET ASSETS, END OF PERIOD (000s)	$79,124	$81,715	$157,968

RATIOS TO AVERAGE NET ASSETS:

Gross expenses	0.93%[5]	0.95%	0.80%[5]

Gross expenses, excluding dividend expense	0.93 [5]	0.93	0.80 [5]

Net expenses	0.93 [5]	0.95 [6]	0.80 [5]

Net expenses, excluding dividend expense	0.93 [5]	0.93 [6]	0.80 [5]

Net investment income	2.98 [5]	2.18	1.57 [5]

PORTFOLIO TURNOVER RATE	56%[7]	153%[7]	282%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2009 (unaudited).

[3]	For the period April 27, 2007 (inception date) to December 31, 2007.

[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

[7]	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 68% for the six months ended June 30, 2009 and 174% for the year ended December 31, 2008.

[8]	Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rate would have been 232% for the year ended December 31, 2007.

See Notes to Financial Statements.

30   Legg Mason Partners Variable Capital and Income Portfolio 2009 Semi-Annual Report

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT
   EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:

CLASS II SHARES	2009[1,2]	2008[2]	2007[2]	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$7.80	$12.42	$14.21	$13.45	$13.17	$12.67

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.11	0.23	0.21	0.22	0.16	0.10

Net realized and unrealized gain (loss)	0.50	(4.51)	0.56	1.20	0.40	0.54

Total income (loss) from operations	0.61	(4.28)	0.77	1.42	0.56	0.64

LESS DISTRIBUTIONS FROM:

Net investment income	(0.15)	(0.11)	(0.18)	(0.23)	(0.16)	(0.11)

Net realized gains	—	(0.23)	(2.38)	(0.43)	(0.12)	(0.03)

Total distributions	(0.15)	(0.34)	(2.56)	(0.66)	(0.28)	(0.14)

NET ASSET VALUE, END OF PERIOD	$8.26	$7.80	$12.42	$14.21	$13.45	$13.17

Total return[3]	7.88%	(35.04)%	5.36%	10.50%	4.25%	5.01%

NET ASSETS, END OF PERIOD (000s)	$137,176	$130,092	$230,618	$210,857	$216,930	$174,922

RATIOS TO AVERAGE NET ASSETS:

Gross expenses	1.16%[4]	1.19%	1.05%	1.12%[5]	1.06%	1.08%

Gross expenses, excluding dividend expense	1.16 [4]	1.17	1.05	1.12 [5]	1.06	1.08

Net expenses[6,7]	1.06 [4]	1.03 [8]	0.94	0.99 [5]	0.96	0.97

Net expenses, excluding dividend expense[6,7]	1.06 [4]	1.01 [8]	0.94	0.99 [5]	0.96	0.97

Net investment income	2.85 [4]	2.12	1.44	1.46	1.29	1.09

PORTFOLIO TURNOVER RATE	56%[9]	153%[9]	282%[10]	36%	61%	49%

[1]	For the six months ended June 30, 2009 (unaudited).

[2]	Per share amounts have been calculated using the average shares method.

[3]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Portfolio during the period. Without these fees, the gross expense ratio including and excluding dividend expense would both have been 1.05% and the net expense ratios including and excluding dividend expense would have been 0.95%.

[6]	As a result of a contractual expense limitation, which commenced on April 30, 2007, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class II shares will not exceed 0.95%. This contractual expense limitation expired on May 1, 2008. Prior to April 30, 2007, there was a voluntary expense limitation in place of 1.00%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

See Notes to Financial Statements.

Legg Mason Partners Variable Capital and Income Portfolio 2009 Semi-Annual Report   31

Financial highlights continued

[9]	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 68% for the six months ended June 30, 2009 and 174% for the year ended December 31, 2008.

[10]	Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rate would have been 232% for the year ended December 31, 2007.

See Notes to Financial Statements.

32   Legg Mason Partners Variable Capital and Income Portfolio 2009 Semi-Annual Report

Notes to financial statements (unaudited)

1.	Organization and significant accounting policies
Legg Mason Partners Variable Capital and Income Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through August 19, 2009, the issuance date of the financial statements.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Fair valuing of securities may also be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American depository receipts (ADRs). Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Legg Mason Partners Variable Capital and Income Portfolio 2009 Semi-Annual Report   33

Notes to financial statements (unaudited) continued

The Portfolio adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

		OTHER
		SIGNIFICANT	SIGNIFICANT
		OBSERVABLE	UNOBSERVABLE
	QUOTED PRICES	INPUTS	INPUTS
DESCRIPTION	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)	TOTAL
Long-term investments:
Common stocks:

Consumer discretionary	$6,900,129	$2,770,910	$206	$9,671,245

Consumer staples	16,530,229	—	—	16,530,229

Energy	20,294,436	—	—	20,294,436

Financials	22,955,089	—	—	22,955,089

Health care	13,580,907	—	—	13,580,907

Industrials	16,963,268	—	—	16,963,268

Information Technology	20,989,945	—	—	20,989,945

Materials	9,519,256	—	—	9,519,256

Telecommunication services	4,283,350	—	—	4,283,350

Convertible preferred stocks:

Energy	—	1,876,105	—	1,876,105

Materials	—	2,414,787	—	2,414,787

Preferred stocks:

Financials	19,637	92,477	—	112,114

Asset-Backed securities	—	1,483,278	—	1,483,278

Collateralized mortgage obligations	—	2,678,179	—	2,678,179

Collateralized senior loans	—	4,931,021	—	4,931,021

Convertible bond & note	—	650,926	—	650,926

Corporate bonds & notes	—	31,989,079	3,900	31,992,979

34   Legg Mason Partners Variable Capital and Income Portfolio 2009 Semi-Annual Report

		OTHER
		SIGNIFICANT	SIGNIFICANT
		OBSERVABLE	UNOBSERVABLE
	QUOTED PRICES	INPUTS	INPUTS
DESCRIPTION	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)	TOTAL
Mortgage-backed securities	—	$4,984,783	—	$4,984,783

Sovereign bond	—	181,397	—	181,397

U.S. government & agency obligations	—	4,618,773	—	4,618,773

U.S. treasury inflation protected securities	—	510,261	—	510,261

Purchased options	$1,623,250	—	—	1,623,250

Warrants	—	—	—	—

Total long-term investments	$133,659,496	$59,181,976	$4,106	$192,845,578

Short-term investments:

U.S. government agencies	—	3,959,978	—	3,959,978

U.S. government obligation	—	2,299,142	—	2,299,142

Repurchase agreements	—	24,937,000	—	24,937,000

Total short-term investments	—	$31,196,120	—	$31,196,120

Total investments	$133,659,496	$90,378,096	$4,106	$224,041,698

Other financial instruments:

Futures contracts	(119,222)	—	—	(119,222)

Forward currency contracts	—	(70,710)	—	(70,710)

Credit default swaps on credit indices — Sell	—	90,418	—	90,418

Written options	(3,068,453)	—	—	(3,068,453)

Total	$130,471,821	$90,397,804	$4,106	$220,873,731

Legg Mason Partners Variable Capital and Income Portfolio 2009 Semi-Annual Report   35

Notes to financial statements (unaudited) continued

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	COMMON STOCKS
	CONSUMER	CORPORATE
INVESTMENTS IN SECURITIES	DISCRETIONARY	BONDS & NOTES	TOTAL
Balance as of December 31, 2008	—	$62,859	$62,859

Accrued premiums/ discounts	—	199	199

Realized gain (loss)	$(212)	34	(178)

Change in unrealized appreciation (depreciation)	(119,464)	6,979	(112,485)

Net purchases (sales)	119,882	(3,573)	116,309

Transfers in and/or out of Level 3	—	(62,598)	(62,598)

Balance as of June 30, 2009	206	3,900	4,106

Net unrealized appreciation (depreciation) for investments in securities still held at June 30, 2009	$(119,464)	$(116)	$(119,580)

(b) Repurchase agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Futures contracts. The Portfolio may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Portfolio is required to deposit with a broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the ”initial margin.” Subsequent payments (”variation margin”) are made or received by the Portfolio each day, depending on the daily fluctuation in the value of the contract. For certain futures including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of

36   Legg Mason Partners Variable Capital and Income Portfolio 2009 Semi-Annual Report

trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Portfolio recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Forward foreign currency contracts. The Portfolio may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Written options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Portfolio realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Portfolio’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Portfolio from the exercise of the written put option to form the Portfolio’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The

Legg Mason Partners Variable Capital and Income Portfolio 2009 Semi-Annual Report   37

Notes to financial statements (unaudited) continued

cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Portfolio.

The risk in writing a covered call option is that the Portfolio may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(f) Mortgage dollar rolls. The Portfolio may enter into dollar rolls in which the Portfolio sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Portfolio forgoes interest paid on the securities. The Portfolio maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

The Portfolio executes its mortgage dollar rolls entirely in the to-be-announced (“TBA”) market, where the Portfolio makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Portfolio accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Portfolio’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities.

(g) Securities traded on a to-be-announced basis. The Portfolio may trade securities on a TBA basis. In a TBA transaction, the Portfolio commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio, normally 15 to 45 days after purchase. Beginning on the date the Portfolio enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

38   Legg Mason Partners Variable Capital and Income Portfolio 2009 Semi-Annual Report

(h) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value or interest rate of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount or lower interest rate) will be reduced. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(i) Loan participations. The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Portfolio assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Portfolio and the borrower. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(j) Swap agreements. The Portfolio may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

Credit default swaps
The Portfolio may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Portfolio may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where a Portfolio has exposure to a sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an

Legg Mason Partners Variable Capital and Income Portfolio 2009 Semi-Annual Report   39

Notes to financial statements (unaudited) continued

upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Portfolio could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Notes to Financial Statements and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

Payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. A liquidation payment received or made at the termination of the swap is recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Portfolio are recognized as realized gain or loss at the time of receipt of payment on the Statement of Operations.

The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the

40   Legg Mason Partners Variable Capital and Income Portfolio 2009 Semi-Annual Report

Portfolio to cover the Portfolio’s exposure to the counterparty). Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps
The Portfolio may enter into interest rate swap contracts. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Portfolio may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. The net periodic payments received or paid on interest rate swap agreements are recognized as realized gains or losses in the Statement of Operations. Interest rate swaps are marked to market daily based upon quotations from the market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. A liquidation payment received or made at the termination of the swap is recognized as a realized gain or loss in the Statement of Operations. The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation/(depreciation). Gains or losses are realized upon termination of the swap agreement. Periodic payments and premiums received or made by the Portfolio are recorded in the Statement of Operations as realized gains or losses, respectively. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Portfolio’s custodian in compliance with the terms of the swap contracts. Securities held as collateral for swap contracts are identified in the Portfolio of Investments and restricted cash, if any, is identified in the Statement of Assets and Liabilities. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. These risks include changes in the returns of the

Legg Mason Partners Variable Capital and Income Portfolio 2009 Semi-Annual Report   41

Notes to financial statements (unaudited) continued

underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

As disclosed in the Fair Values of Derivatives — Balance Sheet table that follows the Portfolio’s summary of open swap contracts, the aggregate fair value of credit default swaps in a net asset position as of June 30, 2009 was $90,418. The Portfolio did not post or receive collateral for swaps at June 30, 2009. If a defined credit event had occurred as of June 30, 2009, the swaps’ credit-risk-related contingent features would have been triggered and the Portfolio would have been required to pay up to $3,500,000 less the value of the contracts’ related reference obligations.

(k) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(l) Credit and market risk. The Portfolio invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk

42   Legg Mason Partners Variable Capital and Income Portfolio 2009 Semi-Annual Report

related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

Investments in securities which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions and may significantly impair the value and liquidity of these investments may result in a lack of correlation between their credit ratings and values.

(m) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Portfolio’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(n) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(o) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each share class. Fees relating to a specific class are charged directly to that share class.

(p) Fees paid indirectly. The Portfolio’s custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Portfolio. The amount is shown as a reduction of expenses on the Statement of Operations. Interest expense, if any, paid to the custodian related to cash overdrafts is included in interest expense in the Statement of Operations.

(q) Federal and other taxes. It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net

Legg Mason Partners Variable Capital and Income Portfolio 2009 Semi-Annual Report   43

Notes to financial statements (unaudited) continued

realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio’s financial statements.

Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2009, no provision for income tax would be required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(r) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment management agreement and other transactions with affiliates
Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager. ClearBridge Advisors, LLC (“ClearBridge”), Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Portfolio’s subadvisers. LMPFA, ClearBridge, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.75% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA has delegated to the subadvisers the day-to-day portfolio management of the Portfolio except for the management of cash and short term instruments. For its services, LMPFA pays the subadvisers 70% of the net management fee it receives from the Portfolio. The fee will be divided on a pro rata basis, based on the assets allocated to each subadviser, from time to time.

Western Asset Limited provides certain advisory services to the Portfolio relating to currency transactions and investments in non-U.S. dollar denominated securities. Western Asset Limited does not receive any compensation from the Portfolio and is compensated by Western Asset for its services to the Portfolio. In turn, Western Asset pays Western Asset Limited a subadvisory fee of 0.30% on the assets managed by Western Asset Limited.

44   Legg Mason Partners Variable Capital and Income Portfolio 2009 Semi-Annual Report

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Portfolio’s sole and exclusive distributor.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.	Investments
During the six months ended June 30, 2009, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follows:

		U.S. GOVERNMENT &
	INVESTMENTS	AGENCY OBLIGATIONS
Purchases	$96,483,564	$27,583,133

Sales	107,969,417	24,324,964

At June 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$10,850,794

Gross unrealized depreciation	(32,133,770)

Net unrealized depreciation	$(21,282,976)

At June 30, 2009, the Portfolio had the following open futures contracts:

	NUMBER OF	EXPIRATION	BASIS	MARKET	UNREALIZED
	CONTRACTS	DATE	VALUE	VALUE	GAIN (LOSS)
Contracts to buy:
Eurodollar	15	9/09	$3,701,905	$3,724,875	$22,970

Eurodollar	5	3/10	1,232,848	1,235,313	2,465

Eurodollar	3	6/10	740,939	738,413	(2,526)

Eurodollar	10	9/10	2,456,432	2,452,000	(4,432)

U.S. Treasury 5-Year Notes	69	9/09	8,029,405	7,915,594	(113,811)

U.S. Treasury 30-Year Bonds	18	9/09	2,162,948	2,130,469	(32,479)

					$(127,813)

Contracts to sell:
U.S. Treasury 10-Year Notes	4	9/09	$473,654	$465,063	$8,591

Net unrealized loss on open futures contracts					$(119,222)

Legg Mason Partners Variable Capital and Income Portfolio 2009 Semi-Annual Report   45

Notes to financial statements (unaudited) continued

At June 30, 2009, the Portfolio had the following open forward foreign currency contracts:

	LOCAL	MARKET	SETTLEMENT	UNREALIZED
FOREIGN CURRENCY	CURRENCY	VALUE	DATE	GAIN(LOSS)
Contracts to buy:
Euro	670,000	$939,750	8/19/09	$56,891

Japanese Yen	16,608,000	172,467	8/19/09	4,080

				$60,971

Contracts to sell:
Euro	670,000	$939,750	8/19/09	$(49,856)

Japanese Yen	16,620,000	172,592	8/19/09	(426)

British Pound	1,660,000	2,729,680	9/10/09	(81,399)

				(131,681)

Net unrealized loss on open forward foreign currency contracts				$(70,710)

During the six months ended June 30, 2009, written option transactions for the Portfolio were as follows:

	NUMBER OF	PREMIUMS
	CONTRACTS	RECEIVED
Written options, outstanding December 31, 2008	10	$7,203

Options written	21,336	10,359,412

Options closed	(13,690)	(6,677,997)

Options expired	—	—

Written options, outstanding June 30, 2009	7,656	$3,688,618

At June 30, 2009, the Portfolio held TBA securities with a total cost of $3,576,501.

At June 30, 2009, the Portfolio had the following open swap contracts:

CREDIT DEFAULT SWAP ON CREDIT INDICES—SELL PROTECTION1

PERIODIC
			PAYMENTS		UPFRONT
			RECEIVED BY		PREMIUMS
SWAP COUNTERPARTY	NOTIONAL	TERMINATION	THE	MARKET	PAID/	UNREALIZED
(REFERENCE ENTITY)	AMOUNT[2]	DATE	PORTFOLIO‡	VALUE[3]	(RECEIVED)	APPRECIATION
Morgan Stanley & Co. Inc. (CDX North America Crossover Index)	$3,500,000	12/2/13	1.500% quarterly	$(26,173)	$(116,591)	$90,418

‡	Percentage shown is an annual percentage rate.

[1]	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

46   Legg Mason Partners Variable Capital and Income Portfolio 2009 Semi-Annual Report

[2]	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

4.	Derivative instruments and hedging activities
Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2009.

	ASSET DERIVATIVES
		FOREIGN
	INTEREST RATE	EXCHANGE	CREDIT	OTHER
	CONTRACTS	CONTRACTS	CONTRACTS	CONTRACTS
	RISK[1]	RISK[2]	RISK[2]	RISK[2]	TOTAL
Futures contracts[3]	$34,026	—	—	—	$34,026

Swap contracts	—	—	$90,418	—	90,418

Forward foreign currency contracts	—	$60,971	—	—	60,971

Total	$34,026	$60,971	$90,418	—	$185,415

[1]	Balance sheet location: Receivables, Net Assets—Unrealized appreciation (depreciation).

[2]	Balance sheet location: Receivables.

[3]	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

	LIABILITY DERIVATIVES
		FOREIGN
	INTEREST RATE	EXCHANGE	EQUITY	OTHER
	CONTRACTS	CONTRACTS	CONTRACTS	CONTRACTS
	RISK[1]	RISK[2]	RISK[1]	RISK[2]	TOTAL
Written options	$1,550	—	$3,066,903	—	$3,068,453

Futures contracts[3]	153,248	—	—	—	153,248

Forward foreign currency contracts	—	$131,681	—	—	131,681

Total	$154,798	$131,681	$3,066,903	—	$3,353,382

[1]	Balance sheet location: Payables, Net Assets—Unrealized appreciation (depreciation).

[2]	Balance sheet location: Payables.

[3]	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Legg Mason Partners Variable Capital and Income Portfolio 2009 Semi-Annual Report   47

Notes to financial statements (unaudited) continued

The following tables provide information about the effect of derivatives and hedging activities on the Portfolio’s Statement of Operations for the six months ended June 30, 2009. The first table provides additional detail about the amounts and sources of gains/(losses) realized on derivatives during the period. The second table provides additional information about the changes in unrealized appreciation/(depreciation) resulting from the Portfolio’s derivatives and hedging activities during the period.

	AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED
		FOREIGN
	INTEREST RATE	EXCHANGE	CREDIT	EQUITY	OTHER
	CONTRACTS	CONTRACTS	CONTRACTS	CONTRACTS	CONTRACTS
	RISK	RISK	RISK	RISK	RISK	TOTAL
Written options	$7,202	—	—	$(2,336,853)	—	$(2,329,651)

Futures contracts	630,128	—	—	—	—	630,128

Swap contracts	33,234	—	$34,500	—	—	67,734

Forward contracts	—	$(191,437)	—	—	—	(191,437)

Total	$670,564	$(191,437)	$34,500	$(2,336,853)	—	$(1,823,226)

	CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON DERIVATIVES RECOGNIZED
		FOREIGN
	INTEREST RATE	EXCHANGE	CREDIT	EQUITY	OTHER
	CONTRACTS	CONTRACTS	CONTRACTS	CONTRACTS	CONTRACTS
	RISK	RISK	RISK	RISK	RISK	TOTAL
Written options	$25,517	—	—	$620,633	—	$646,150

Futures contracts	(1,112,963)	—	—	—	—	(1,112,963)

Swap contracts	(31,855)	—	$33,807	—	—	1,952

Forward foreign currency contracts	—	$(109,520)	—	—	—	(109,520)

Total	$(1,119,301)	$(109,520)	$33,807	$620,633	—	$(574,381)

5.	Class specific expenses, waivers and/or reimbursements
The Portfolio has adopted a Rule 12b-1 distribution plan and under that plan the Portfolio pays a distribution fee with respect to its Class II shares calculated at the annual rate of 0.25% of the average daily net assets of Class II shares. Distribution fees are accrued and paid monthly.

48   Legg Mason Partners Variable Capital and Income Portfolio 2009 Semi-Annual Report

For the six months ended June 30, 2009, class specific expenses were as follows:

	DISTRIBUTION	TRANSFER AGENT	SHAREHOLDER REPORTS
	FEES†	FEES	EXPENSES
Class I	—	$198	$43,224

Class II	$158,992	98	57,007

Total	$158,992	$296	$100,231

†	During the six months ended June 30, 2009, LMIS waived a portion of its distribution fees for the Portfolio, resulting in a waiver of $63,597. The distribution plan fee waiver can be terminated at any time.

For the six months ended June 30, 2009, class specific waivers and/or reimbursements were as follows:

WAIVER/
REIMBURSEMENTS
Class I	—

Class II	$63,597

Total	$63,597

6.	Distributions to shareholders by class

	SIX MONTHS ENDED	YEAR ENDED
	JUNE 30, 2009	DECEMBER 31, 2008
Net investment income:
Class I	$1,490,500	$1,200,961

Class II	2,509,508	1,799,065

Total	$4,000,008	$3,000,026

Net realized gains:
Class I	—	$2,690,783

Class II	—	4,041,961

Total	—	$6,732,744

7.	Shares of beneficial interest
At June 30, 2009, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolio has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Legg Mason Partners Variable Capital and Income Portfolio 2009 Semi-Annual Report   49

Notes to financial statements (unaudited) continued

Transactions in shares of each class were as follows:

	SIX MONTHS ENDED		YEAR ENDED
	JUNE 30, 2009		DECEMBER 31, 2008
	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold	195,840	$1,528,646	347,393	$3,714,623

Shares issued on reinvestment	181,547	1,490,500	387,165	3,891,517

Shares repurchased	(1,271,233)	(9,619,945)	(2,978,614)	(31,055,586)

Net decrease	(893,846)	$(6,600,799)	(2,244,056)	$(23,449,446)

Class II
Shares sold	1,025,154	$8,042,708	1,788,704	$18,526,744

Shares issued on reinvestment	305,293	2,509,508	580,357	5,841,026

Shares repurchased	(1,391,586)	(10,796,663)	(4,258,205)	(44,490,202)

Net decrease	(61,139)	$(244,447)	(1,889,144)	$(20,122,432)

8.	Capital loss carryforward
As of December 31, 2008, the Portfolio had a net capital loss carryforward of approximately $39,276,315, all of which expires in 2016. This amount will be available to offset any future taxable capital gains.

9.	Regulatory matters
On May 31, 2005, the U. S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Portfolio, and Citigroup Global Markets Inc. (“CGM”), a former distributor of the Portfolio, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Portfolio (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking

50   Legg Mason Partners Variable Capital and Income Portfolio 2009 Semi-Annual Report

fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

Legg Mason Partners Variable Capital and Income Portfolio 2009 Semi-Annual Report   51

Notes to financial statements (unaudited) continued

10.	Legal matters
Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Portfolio, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Portfolio was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges

52   Legg Mason Partners Variable Capital and Income Portfolio 2009 Semi-Annual Report

similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 9. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgement was later entered. An appeal was filed with the U.S. Court of Appeals for the Second Circuit. After full briefing, oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 4, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Legg Mason Partners Variable Capital and Income Portfolio 2009 Semi-Annual Report   53

Legg Mason Partners Variable
Capital and Income Portfolio

Trustees

Paul R. Ades
Andrew L. Breech
Dwight B. Crane
Robert M. Frayn, Jr.
R. Jay Gerken, CFA
  Chairman
Frank G. Hubbard
Howard J. Johnson
David E. Maryatt
Jerome H. Miller
Ken Miller
John J. Murphy
Thomas F. Schlafly
Jerry A. Viscione

Investment manager

Legg Mason Partners Fund
Advisor, LLC

Subadvisers

ClearBridge Advisors, LLC

Western Asset Management
Company

Western Asset Management
Company Limited

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust
Company

Transfer agent

Boston Financial Data Services
2 Heritage Drive
Quincy, Massachusetts 02171

Independent registered public
accounting firm

KPMG LLP
345 Park Avenue
New York, New York 10154

Legg Mason Partners Variable Capital and Income Portfolio
The Portfolio is a separate investment series of Legg Mason Partners Variable Equity Trust, a Maryland business trust.

LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME PORTFOLIO
Legg Mason Funds
55 Water Street
New York, New York 10041

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolio’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Portfolio, shareholders can call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Information on how the Portfolio voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432, (2) on the Portfolio’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Partners Variable Capital and Income Portfolio. This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a current prospectus.

Investors should consider the Portfolio’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2009 Legg Mason Investor Services, LLC
Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

• Each was purposefully chosen for their commitment to investment excellence.

• Each is focused on specific investment styles and asset classes.

• Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked eleventh-largest money manager in the world, according to Pensions & Investments, May 18, 2009, based on 12/31/08 worldwide assets under management.

www.leggmason.com/individualinvestors

©2009 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX010082 8/09 SR09-873

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2. CODE OF ETHICS.
Not applicable.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
Included herein under Item 1.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
(a) (1) Not applicable.
Exhibit 99.CODE ETH
(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT
(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.
Legg Mason Partners Variable Equity Trust

By:	/s/ R. Jay Gerken (R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Variable Equity Trust
Date: August 27, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken (R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Variable Equity Trust
Date: August 27, 2009

By:	/s/ Kaprel Ozsolak (Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Partners Variable Equity Trust
Date: August 27, 2009